                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insurance Company of the West
Address:   11455 El Camino Real
           San Diego, CA 92130

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    H. Michael Freet
Title:   Chief Financial Officer
Phone:   (858) 350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                      San Diego, CA             11/09/2007
----------------------------------   -----------------------   ----------------
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:          110

Form 13F Information Table Value Total:     $440,581
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name

1     028-11686               American Assets, Inc.
2     028-11690               Ernest S. Rady
3     028-12131               American Assets Investment Management, LLC

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                           Form 13-F Information Table
                            as of September 30, 2007

                                                                                                         VOTING AUTHORITY
                                  TITLE                VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER    --------------------
NAME OF ISSUER                  OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------                  --------  ---------  --------  -------  ---  ----  -------  ---------  ------  ------  ----
ABBOTT LABORATORIES                COM    002824100      4424    82500   SH        DEFINED  NOS 1 & 2   82500
ALPHATEC HLDGS INC                 COM    02081G102       181    52750   SH        DEFINED  NOS 1 & 2   52750
ALTRIA GROUP INC                   COM    02209S103     22250   320000   SH        DEFINED  NOS 1 & 2  320000
AMAG PHARMACEUTICALS               COM    00163U106       194     3400   SH        DEFINED  NOS 1 & 2    3400
AMERICAN ELEC PWR                  COM    025537101       563    12225   SH        DEFINED  NOS 1 & 2   12225
AMERICAN INTL GROUP                COM    026874107     13958   206328   SH        DEFINED  NOS 1 & 2  206328
AMGEN                              COM    031162100      2178    38500   SH        DEFINED  NOS 1 & 2   38500
ANGELICA CORP                      COM    034663104       296    15000   SH        DEFINED  NOS 1 & 2   15000
BANCO SANTANDER CENT               COM    05964H105      2221   115000   SH        DEFINED  NOS 1 & 2  115000
BANK AMER CORP                     COM    060505104     30162   600000   SH        DEFINED  NOS 1 & 2  600000
BEAR STEARNS                       COM    073902108     15413   125500   SH        DEFINED  NOS 1 & 2  125500
BERKSHIRE HATHAWAY                 COM    084670207        20        5   SH        DEFINED  NOS 1 & 2       5
BP PLC ADR                         COM    055622104      2427    35000   SH        DEFINED  NOS 1 & 2   35000
BRUKER BIOSCIENCES                 COM    116794108       270    30700   SH        DEFINED  NOS 1 & 2   30700
CAPITAL ONE FINANCIAL              COM    14040H105      6723   101200   SH        DEFINED  NOS 1 & 2  101200
CARDINAL HEALTH INC                COM    14149Y108       250     4000   SH        DEFINED  NOS 1 & 2    4000
CARDIODYNAMICS INTL                COM    141597104        20    38655   SH        DEFINED  NOS 1 & 2   38655
CATERPILLLAR INC                   COM    149123101      2353    30000   SH        DEFINED  NOS 1 & 2   30000
CBS CORP                           COM    124857202       630    20000   SH        DEFINED  NOS 1 & 2   20000
CEC ENTERTAINMENT                  COM    125137109       167     6200   SH        DEFINED  NOS 1 & 2    6200
CHUBB CORP                         COM    171232101      3755    70000   SH        DEFINED  NOS 1 & 2   70000
CINCINNATI FINL CORP               COM    172062101       477    11025   SH        DEFINED  NOS 1 & 2   11025
CIT GROUP                          COM    125581108      4020   100000   SH        DEFINED  NOS 1 & 2  100000
CITIGROUP INC                      COM    172967101     15401   330000   SH        DEFINED  NOS 1 & 2  330000
COCA COLA                          COM    191216100      1437    25000   SH        DEFINED  NOS 1 & 2   25000
COMCAST CORP                       COM    20030N101      3627   150000   SH        DEFINED  NOS 1 & 2  150000
COMMUNITY HEALTH SYS               COM    203668108       261     8300   SH        DEFINED  NOS 1 & 2    8300
CONMED CORP                        COM    207410101       249     8900   SH        DEFINED  NOS 1 & 2    8900
CONOCOPHILLIPS                     COM    20825C104      8777   100000   SH        DEFINED  NOS 1 & 2  100000

CORUS BANKSHARE                    COM    220873103        65     5000   SH        DEFINED  NOS 1 & 2    5000
DDI CORP                           COM    233162502        99    15000   SH        DEFINED  NOS 1 & 2   15000
DEAN FOODS CO                      COM    242370104      1023    40000   SH        DEFINED  NOS 1 & 2   40000
DISCOVER FINL SVC                  COM    254709108      1144    55000   SH        DEFINED  NOS 1 & 2   55000
DJO INC                            COM    23325G104       864    17600   SH        DEFINED  NOS 1 & 2   17600
DUKE ENERGY CORP                   COM    264399106      1869   100000   SH        DEFINED  NOS 1 & 2  100000
EBAY INC                           COM    278642103      1171    30000   SH        DEFINED  NOS 1 & 2   30000
EDISON INTL                        COM    281020107      6931   125000   SH        DEFINED  NOS 1 & 2  125000
ELI LILLY                          COM    532457108      3131    55000   SH        DEFINED  NOS 1 & 2   55000
EMERGENCY MED SVCS                 COM    29100P102       239     7900   SH        DEFINED  NOS 1 & 2    7900
ENDOLOGIX INC                      COM    29266S106       608   154200   SH        DEFINED  NOS 1 & 2  154200
EXXON MOBIL                        COM    30231G102      4628    50000   SH        DEFINED  NOS 1 & 2   50000
FANNIE MAE                         COM    313586109      6689   110000   SH        DEFINED  NOS 1 & 2  110000
FIDELITY NATL FINANCIAL INC        COM    31620R105      2277   130281   SH        DEFINED  NOS 1 & 2  130281
FIDELITY NATL INFORMATION SVCS     COM    31620M106      2541    57261   SH        DEFINED  NOS 1 & 2   57261
FPL GROUP INC                      COM    302571104       896    14724   SH        DEFINED  NOS 1 & 2   14724
FREDDIE MAC                        COM    313400301     18883   320000   SH        DEFINED  NOS 1 & 2  320000
GENERAL ELECTRIC CO.               COM    369604103      5589   135000   SH        DEFINED  NOS 1 & 2  135000
GENERAL MILLS                      COM    370334104      2036    35100   SH        DEFINED  NOS 1 & 2   35100
GLAXOSMITHKLINE                    COM    37733W105      4788    90000   SH        DEFINED  NOS 1 & 2   90000
HAEMONETICS CORP                   COM    405024100       524    10600   SH        DEFINED  NOS 1 & 2   10600
HARTFORD FIN SVCS GRP              COM    416515104      8330    90000   SH        DEFINED  NOS 1 & 2   90000
HEALTHTRONICS SURGICAL SVCS        COM    42222L107       133    26100   SH        DEFINED  NOS 1 & 2   26100
HOME DEPOT                         COM    437076102      2595    80000   SH        DEFINED  NOS 1 & 2   80000
HSBC HLDGS PLC                     COM    404280406      7431    80250   SH        DEFINED  NOS 1 & 2   80250
HOSPIRA INC                        COM    441060100       684    16500   SH        DEFINED  NOS 1 & 2   16500
HOST MARRIOTT CORP                 COM    44107P104       549    24487   SH        DEFINED  NOS 1 & 2   24487
ICU MED INC                        COM    44930G107       721    18600   SH        DEFINED  NOS 1 & 2   18600
IMPERIAL CAP BANCORP               COM    452680101       283    10000   SH        DEFINED  NOS 1 & 2   10000
INDYMAC BANCORP INC                COM    456607100      2361   100000   SH        DEFINED  NOS 1 & 2  100000
INERGY LP                          COM    456615103       474    15000   SH        DEFINED  NOS 1 & 2   15000
ISTAR FINL INC                     COM    45031U101       680    20000   SH        DEFINED  NOS 1 & 2   20000
JOHNSON & JOHNSON                  COM    478160104     12168   185200   SH        DEFINED  NOS 1 & 2  185200
JP MORGAN CHASE & CO.              COM    46625H100     18557   405000   SH        DEFINED  NOS 1 & 2  405000
KRAFT FOODS INC                    COM    50075N104      7642   221447   SH        DEFINED  NOS 1 & 2  221447
KROGER CO.                         COM    501044101      1996    70000   SH        DEFINED  NOS 1 & 2   70000
LOWES COMPANIES                    COM    548661107      1401    50000   SH        DEFINED  NOS 1 & 2   50000
MACERICH CO.                       COM    554382101      4379    50000   SH        DEFINED  NOS 1 & 2   50000
MAXYGEN INC                        COM    577776107        99    14500   SH        DEFINED  NOS 1 & 2   14500

MEDECISION INC                     COM    58406P102       155    40700   SH        DEFINED  NOS 1 & 2   40700
MGIC INVESTMENT                    COM    552848103       646    20000   SH        DEFINED  NOS 1 & 2   20000
MICROSOFT CORP                     COM    594918104      3535   120000   SH        DEFINED  NOS 1 & 2  120000
MICRUS ENDOVASCULAR CORP           COM    59518V102       979    53600   SH        DEFINED  NOS 1 & 2   53600
MOODYS CORP                        COM    615369105       907    18000   SH        DEFINED  NOS 1 & 2   18000
MORGAN STANLEY                     COM    617446448      8505   135000   SH        DEFINED  NOS 1 & 2  135000
NATL MED HLTH CARD SYS INC         COM    636918302       275    28700   SH        DEFINED  NOS 1 & 2   28700
OMNICARE INC                       COM    681904108       209     6300   SH        DEFINED  NOS 1 & 2    6300
OVERSEAS SHIPHOLDING               COM    690368105      6146    80000   SH        DEFINED  NOS 1 & 2   80000
PATTERSON COS INC                  COM    703395103       718    18600   SH        DEFINED  NOS 1 & 2   18600
PENWEST PHARMACEUTICAL             COM    709754105       102     9300   SH        DEFINED  NOS 1 & 2    9300
PEPSICO INC                        COM    713448108     14388   196400   SH        DEFINED  NOS 1 & 2  196400
PFF BANCORP INC                    COM    69331W104       307    20000   SH        DEFINED  NOS 1 & 2   20000
PFIZER INC                         COM    717081103     10564   432400   SH        DEFINED  NOS 1 & 2  432400
PG&E CORP                          COM    69331C108      4780   100000   SH        DEFINED  NOS 1 & 2  100000
PINNACLE WEST CAP CORP             COM    723484101      4939   125000   SH        DEFINED  NOS 1 & 2  125000
PLUM CREEK TIMBER CO.              COM    729251108      3581    80000   SH        DEFINED  NOS 1 & 2   80000
PMI GROUP INC                      COM    69344M101       654    20000   SH        DEFINED  NOS 1 & 2   20000
POLYMEDICA INDS INC                COM    731738100        16      300   SH        DEFINED  NOS 1 & 2     300
PPL CORPORATION                    COM    69351T106      4630   100000   SH        DEFINED  NOS 1 & 2  100000
REDWOOD TRUST                      COM    758075402      1329    40000   SH        DEFINED  NOS 1 & 2   40000
ROGERS CORP                        COM    775133101       177     4300   SH        DEFINED  NOS 1 & 2    4300
ROYAL DUTCH SHELL PLC              COM    780259206     11505   140000   SH        DEFINED  NOS 1 & 2  140000
SENORX INC                         COM    81724W104       689    80686   SH        DEFINED  NOS 1 & 2   80686
SEPRACOR INC                       COM    817315104       963    35000   SH        DEFINED  NOS 1 & 2   35000
SPECTRA ENERGY                     COM    847560109      1224    50000   SH        DEFINED  NOS 1 & 2   50000
ST JOE CO                          COM    790148100       975    29000   SH        DEFINED  NOS 1 & 2   29000
STARBUCKS CORP                     COM    855244109       786    30000   SH        DEFINED  NOS 1 & 2   30000
STARWOOD HOTELS                    COM    85590A203      2430    40000   SH        DEFINED  NOS 1 & 2   40000
SUNOCO INC                         COM    86764P109       708    10000   SH        DEFINED  NOS 1 & 2   10000
SUPERVALUE INC                     COM    868536103       177     4550   SH        DEFINED  NOS 1 & 2    4550
TIME WARNER INC                    COM    887317105       551    30000   SH        DEFINED  NOS 1 & 2   30000
TRINITY BIOTECH                    COM    896438306       131    12500   SH        DEFINED  NOS 1 & 2   12500
UNUMPROVIDENT CORP                 COM    91529Y106      1685    68843   SH        DEFINED  NOS 1 & 2   68843
USG CORP                           COM    903293405      1502    40000   SH        DEFINED  NOS 1 & 2   40000
VIACOM INC                         COM    92553P201       779    20000   SH        DEFINED  NOS 1 & 2   20000
WACHOVIA CORP                      COM    929903102     45128   899864   SH        DEFINED  NOS 1 & 2  899864
WAL-MART STORES                    COM    931142103      1746    40000   SH        DEFINED  NOS 1 & 2   40000
WELLS FARGO & CO.                  COM    949746101     14248   400000   SH        DEFINED  NOS 1 & 2  400000

WHOLE FOODS MARKET INC             COM    966837106      1469    30000   SH        DEFINED  NOS 1 & 2   30000
WYETH                              COM    983024100      4455   100000   SH        DEFINED  NOS 1 & 2  100000
YUM BRANDS                         COM    988498101      2706    80000   SH        DEFINED  NOS 1 & 2   80000